Cost of services - Additional information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) employee	Dec. 31, 2024 USD ($) employee	Dec. 31, 2023 USD ($) employee
Cost of services
Number of employees | employee	6,300	6,100	6,100
Depreciation for brazil concession assets	$ 20,034	$ 19,936	$ 20,715
Cost of services, depreciation of leases	$ 3,019	$ 2,572	$ 2,464